Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Cumulative convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Cumulative convertible preferred stock, shared authorized	10,000,000	10,000,000	10,000,000
Cumulative convertible preferred stock, shares issued	1,816,289	1,816,289	400,955
Cumulative convertible preferred stock, shares outstanding	1,816,289	1,816,289	400,955
Cumulative convertible preferred stock, cumulative and imputed preferred dividends (in dollars)	$ 696,880	$ 435,563	$ 130,738
Cumulative convertible preferred stock, liquidation preference (in dollars)	$ 11,109,994	$ 10,652,275	$ 1,485,738
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shared authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,125,075	8,182,791	5,080,970
Common stock, shares outstanding	8,971,192	8,028,908	5,080,970
Treasury stock, shares	153,883	153,883